Financial Risk Management_A Quantification Of The Extent To Which Collateral And Other Credit Enhancements Mitigate Credit Risk For Derivatives(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Collateral Mitigate Credit Risk Of Derivative Abstract [Abstract]
Collateral Mitigate Credit Risk Of Derivative	₩ 460,670	₩ 1,277,851
Deposits and savings, securities and others	₩ 460,670	₩ 1,277,851